Property, Equipment and Software, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software
Property, equipment and software consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Capitalized technology	$26,981	$20,908
Furniture, fixtures and equipment	3,613	3,228
Leasehold improvements	979	862

Total property, equipment and software	31,573	24,998
Less accumulated depreciation and amortization	(19,015)	(14,440)

Property, equipment and software, net	$12,558	$10,558

Property, equipment and software at December 31 consisted of the following:

	2020	2019
Capitalized technology	$20,908,050	$11,871,144
Furniture, fixtures and equipment	3,227,827	1,981,598
Software	—	17,722
Leasehold improvements	862,114	394,518
Construction in progress	—	30,321

Total property, equipment and software	24,997,991	14,295,303
Less accumulated depreciation and amortization	(14,439,562)	(7,724,942)

Property, equipment and software, net	$10,558,429	$6,570,361